2. Loans: Allowance for Credit Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	2016	2015	2014
Allowance For Credit Losses:
Beginning Balance	$ 33,500,000	$ 28,620,000	$ 24,680,789
Provision for Loan Losses	67,562,543	36,887,285	32,622,546
Charge-Offs	(63,673,242)	(42,017,880)	(38,024,773)
Recoveries	11,110,699	10,010,595	9,341,438
Ending Balance	$ 48,500,000	$ 33,500,000	$ 28,620,000

	2016	2015	2014
Finance Receivables:
Ending Balance	$ 530,915,607	$ 544,405,558	$ 512,592,704
Ending Balance; collectively evaluated for impairment	$ 530,915,607	$ 544,405,558	$ 512,592,704